16. Regulatory credits recoverable (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Regulatory Credits Recoverable [Abstract]
Regulatory credits recoverable	R$ 33,090	R$ 41,612